Lease Revenue (Schedule Of Contracted Minimum Future Lease Payments Receivable From Lessees For Equipment On Non-cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Lease Revenue [Abstract]
2017	$ 3,985,709
2018	3,422,297
2019	2,849,348
2020	2,319,871
2021	1,941,373
Thereafter	6,563,776
Contracted minimum future lease receivables	$ 21,082,374